Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
Limited Term Tax-Exempt Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Accumulated Value		$ 9,750			$ 9,783		$ 9,822		$ 10,284		$ 10,683		$ 10,843		$ 10,359		$ 10,391		$ 10,786		$ 11,134		$ 11,462
Limited Term Tax-Exempt Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Accumulated Value		10,000			9,960		9,926		10,317		10,642		10,726		10,176		10,137		10,449		10,785		11,103
Limited Term Tax-Exempt Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class F-1
Accumulated Value		10,000			10,026		10,059		10,525		10,930		11,089		10,590		10,620		11,020		11,371		11,703
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class F-2
Accumulated Value		10,000			10,052		10,110		10,607		11,045		11,236		10,760		10,819		11,257		11,646		12,018
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class F-3
Accumulated Value	$ 10,000		$ 10,237			$ 10,308		$ 10,825		$ 11,283		$ 11,490		$ 11,014		$ 11,086		$ 11,547		$ 11,960		$ 12,355
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				Limited Term Tax-Exempt Bond Fund of America — Class R-6
Accumulated Value		10,000			10,063		10,133		10,642		11,092		11,295		10,828		10,898		11,351		11,757		12,145
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,391		10,026	10,494	10,125	11,261	10,865	11,865	11,447	12,255	11,824	11,406	11,005	11,512	11,107	11,943	11,523	11,942	11,522	12,571	12,129
Bloomberg Municipal Short-Intermediate 1-10 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Short-Intermediate 1-10 Years Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,277		$ 10,066	$ 10,299	$ 10,088	$ 10,865	$ 10,642	$ 11,303	$ 11,070	$ 11,492	$ 11,256	$ 11,053	$ 10,826	$ 11,100	$ 10,872	$ 11,425	$ 11,190	$ 11,824	$ 11,581	$ 12,110	$ 11,862